13. INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 4,908,079	R$ 5,019,398
Initial adoption IFRS 16		61
Additions	(84,600)	(145,103)
Disposals	(2,330)	(18,312)
Transfers	38,275	52,507
Exchange rate variation	360,678	(472)
Ending balance	5,220,102	4,908,079
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,584,526	5,530,098
Initial adoption IFRS 16		61
Additions	168,947	93,786
Disposals	(55,621)	(95,693)
Transfers	28,713	52,517
Exchange rate variation	426,467	3,757
Ending balance	6,153,032	5,584,526
Cost [member] | Goodwill for future profitability [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,713,602	2,694,967
Initial adoption IFRS 16
Additions
Disposals
Transfers	(6,970)
Exchange rate variation	228,945	18,635
Ending balance	2,935,577	2,713,602
Cost [member] | Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,322,262	1,336,162
Initial adoption IFRS 16
Additions
Disposals
Transfers
Exchange rate variation	5,476	(13,900)
Ending balance	1,327,738	1,322,262
Cost [member] | Non-compete agreement [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	99,229	90,012
Initial adoption IFRS 16
Additions	413	8,105
Disposals	(379)
Transfers
Exchange rate variation	7,899	1,112
Ending balance	107,162	99,229
Cost [member] | Outgrowers relationship [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14,604	15,022
Initial adoption IFRS 16
Additions
Disposals	(9,276)	(418)
Transfers
Exchange rate variation
Ending balance	5,328	14,604
Cost [member] | Patents [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,305	6,066
Initial adoption IFRS 16
Additions
Disposals	115
Transfers		235
Exchange rate variation	15	4
Ending balance	6,205	6,305
Cost [member] | Customer relationship [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	892,758	896,039
Initial adoption IFRS 16
Additions
Disposals
Transfers
Exchange rate variation	174,955	(3,281)
Ending balance	1,067,713	892,758
Cost [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	523,615	491,830
Initial adoption IFRS 16		61
Additions	73,423	38,259
Disposals	(45,851)	(95,275)
Transfers	97,117	87,576
Exchange rate variation	8,951	1,164
Ending balance	657,255	523,615
Cost [member] | Intangible in progress [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,151
Initial adoption IFRS 16
Additions	95,111	47,422
Disposals
Transfers	(61,434)	(35,294)
Exchange rate variation	226	23
Ending balance	46,054	12,151
Amortization/Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(676,447)	(510,700)
Initial adoption IFRS 16
Additions	(253,547)	(238,889)
Disposals	53,291	77,381
Transfers	9,562	(10)
Exchange rate variation	(65,789)	(4,229)
Ending balance	R$ (932,930)	R$ (676,447)
Amortization/Depreciation [Member] | Non-compete agreement [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)	23.41%	33.67%
Beginning balance	R$ (74,190)	R$ (45,802)
Initial adoption IFRS 16
Additions	(18,784)	(27,811)
Disposals	379
Transfers
Exchange rate variation	(4,813)	(577)
Ending balance	R$ (97,408)	R$ (74,190)
Amortization/Depreciation [Member] | Outgrowers relationship [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)	12.75%	13.02%
Beginning balance	R$ (12,744)	R$ (11,552)
Initial adoption IFRS 16
Additions	(1,030)	(1,546)
Disposals	9,079	354
Transfers
Exchange rate variation
Ending balance	R$ (4,695)	R$ (12,744)
Amortization/Depreciation [Member] | Patents [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)	10.00%	19.05%
Beginning balance	R$ (5,626)	R$ (5,149)
Initial adoption IFRS 16
Additions	(476)	(470)
Disposals	(115)
Transfers
Exchange rate variation	(12)	(7)
Ending balance	R$ (5,999)	R$ (5,626)
Amortization/Depreciation [Member] | Customer relationship [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)	7.35%	7.31%
Beginning balance	R$ (242,263)	R$ (172,450)
Initial adoption IFRS 16
Additions	(79,969)	(67,137)
Disposals
Transfers
Exchange rate variation	(52,899)	(2,676)
Ending balance	R$ (375,131)	R$ (242,263)
Amortization/Depreciation [Member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)	34.22%	23.18%
Beginning balance	R$ (341,624)	R$ (275,747)
Initial adoption IFRS 16
Additions	(153,288)	(141,925)
Disposals	43,718	77,027
Transfers	9,562	(10)
Exchange rate variation	(8,065)	(969)
Ending balance	R$ (449,697)	R$ (341,624)